Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 5,585,906	$ 5,706,854
Structured settlement annuities | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 109,578	$ 82,774
Structured settlement annuities | Weighted average | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.696%	1.623%
Structured settlement annuities | Minimum | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.307%	1.307%
Structured settlement annuities | Maximum | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	2.184%	2.56%